UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2016

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 3.1%
American Axle & Manufacturing Holdings Inc.	261,357	$4,500,568	*
Cooper Tire & Rubber Co.	118,142	4,491,759
Cooper-Standard Holding Inc.	47,320	4,675,216	*
Dana Inc.	224,558	3,500,859
Modine Manufacturing Co.	141,276	1,675,533	*
Stoneridge Inc.	151,584	2,789,146	*
Superior Industries International Inc.	43,884	1,279,657
Tenneco Inc.	92,867	5,411,360	*
Tower International Inc.	141,068	3,399,739

Total Auto Components		31,723,837

Automobiles - 0.3%
Winnebago Industries Inc.	127,007	2,993,555

Diversified Consumer Services - 0.3%
American Public Education Inc.	36,730	727,621	*
DeVry Education Group Inc.	88,966	2,051,556
K12 Inc.	38,438	551,585	*

Total Diversified Consumer Services		3,330,762

Hotels, Restaurants & Leisure - 4.1%
BJ’s Restaurants Inc.	102,354	3,638,685	*
Bloomin’ Brands Inc.	234,422	4,041,435
Boyd Gaming Corp.	176,100	3,483,258	*
Churchill Downs Inc.	19,097	2,794,846
Dave & Buster’s Entertainment Inc.	87,429	3,425,468	*
Denny’s Corp.	150,101	1,604,580	*
Eldorado Resorts Inc.	41,522	583,799	*
Intrawest Resorts Holdings Inc.	30,798	499,544	*
Isle of Capri Casinos Inc.	176,119	3,923,931	*
Jack in the Box Inc.	65,016	6,237,635
Marcus Corp.	45,254	1,133,160
Marriott Vacations Worldwide Corp.	51,163	3,751,271
Pinnacle Entertainment Inc.	108,073	1,333,621	*
Red Rock Resorts Inc., Class A Shares	49,713	1,172,730
Ruth’s Hospitality Group Inc.	68,731	970,482
Sonic Corp.	126,300	3,306,534

Total Hotels, Restaurants & Leisure		41,900,979

Household Durables - 0.7%
Ethan Allen Interiors Inc.	65,895	2,060,536
Hooker Furniture Corp.	23,076	565,131
KB Home	317,489	5,117,923

Total Household Durables		7,743,590

Leisure Products - 0.3%
Smith & Wesson Holding Corp.	107,691	2,863,504	*

Media - 0.9%
Gray Television Inc.	243,561	2,523,292	*
Media General Inc.	154,196	2,841,832	*
Sinclair Broadcast Group Inc., Class A Shares	137,500	3,971,000

Total Media		9,336,124

Multiline Retail - 0.5%
Big Lots Inc.	103,396	4,937,159

Specialty Retail - 2.5%
Abercrombie & Fitch Co., Class A Shares	185,520	2,947,913
Ascena Retail Group Inc.	469,594	2,625,031	*
Barnes & Noble Inc.	350,608	3,961,870
Caleres Inc.	88,577	2,240,112
Christopher & Banks Corp.	131,467	190,627	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Express Inc.	231,100	$2,724,669	*
Finish Line Inc., Class A Shares	177,102	4,087,514
Group 1 Automotive Inc.	23,517	1,502,266
Office Depot Inc.	304,600	1,087,422
Rent-A-Center Inc.	228,859	2,892,778
Sonic Automotive Inc., Class A Shares	102,502	1,927,038

Total Specialty Retail		26,187,240

Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	39,469	2,239,471
Deckers Outdoor Corp.	45,195	2,691,362	*
Perry Ellis International Inc.	60,274	1,162,083	*
Wolverine World Wide Inc.	170,660	3,930,300

Total Textiles, Apparel & Luxury Goods		10,023,216

TOTAL CONSUMER DISCRETIONARY		141,039,966

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 0.7%
Ingles Markets Inc., Class A Shares	64,714	2,558,792
SpartanNash Co.	56,812	1,643,003
SUPERVALU Inc.	670,994	3,348,260	*

Total Food & Staples Retailing		7,550,055

Food Products - 2.6%
Cal-Maine Foods Inc.	51,372	1,979,877
Darling Ingredients Inc.	366,661	4,953,590	*
Dean Foods Co.	291,333	4,777,861
Fresh Del Monte Produce Inc.	107,250	6,424,275
Omega Protein Corp.	68,829	1,608,534	*
Sanderson Farms Inc.	75,873	7,308,846

Total Food Products		27,052,983

Personal Products - 0.2%
Medifast Inc.	48,198	1,821,402

TOTAL CONSUMER STAPLES		36,424,440

ENERGY - 2.3%
Energy Equipment & Services - 1.0%
Atwood Oceanics Inc.	292,361	2,540,617
Oil States International Inc.	73,370	2,316,291	*
Pioneer Energy Services Corp.	491,531	1,985,785	*
Tidewater Inc.	423,192	1,193,402
Unit Corp.	121,367	2,257,426	*

Total Energy Equipment & Services		10,293,521

Oil, Gas & Consumable Fuels - 1.3%
Alon USA Energy Inc.	173,013	1,394,485
Carrizo Oil & Gas Inc.	52,730	2,141,893	*
Delek US Holdings Inc.	115,824	2,002,597
Green Plains Inc.	40,241	1,054,314
Matador Resources Co.	141,247	3,437,952	*
Northern Oil and Gas Inc.	120,399	322,669	*
Pacific Ethanol Inc.	80,651	557,298	*
Renewable Energy Group Inc.	43,950	372,257	*
REX American Resources Corp.	30,346	2,572,127	*

Total Oil, Gas & Consumable Fuels		13,855,592

TOTAL ENERGY		24,149,113

FINANCIALS - 16.2%
Banks - 8.5%
Banc of California Inc.	108,948	1,902,232
Bank of the Ozarks Inc.	122,433	4,701,427
Brookline Bancorp Inc.	202,587	2,469,535

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
Centerstate Banks Inc.	70,284	$1,246,135
Chemical Financial Corp.	95,010	4,192,791
Community Trust Bancorp Inc.	25,462	944,895
Customers Bancorp Inc.	88,899	2,236,699	*
First Bancorp	409,865	2,131,298	*
First Merchants Corp.	153,060	4,094,355
First Midwest Bancorp Inc.	205,515	3,978,770
First NBC Bank Holding Co.	62,827	593,087	*
Great Western Bancorp Inc.	212,169	7,069,471
Hanmi Financial Corp.	201,730	5,313,568
Heartland Financial USA Inc.	34,010	1,226,741
Hilltop Holdings Inc.	200,494	4,503,095	*
Home BancShares Inc.	202,749	4,219,207
Hope Bancorp Inc.	246,352	4,279,134
IBERIABANK Corp.	105,930	7,110,022
OFG Bancorp	122,233	1,235,776
Opus Bank	18,961	670,651
PrivateBancorp Inc.	124,772	5,729,530
TowneBank	8,712	209,349
United Community Banks Inc.	252,390	5,305,238
Western Alliance Bancorp	191,622	7,193,490	*
Wintrust Financial Corp.	78,400	4,356,688

Total Banks		86,913,184

Capital Markets - 1.9%
Cohen & Steers Inc.	39,017	1,667,977
Evercore Partners Inc., Class A Shares	104,621	5,389,028
International FCStone Inc.	72,766	2,826,959	*
Investment Technology Group Inc.	115,310	1,976,413
KCG Holdings Inc., Class A Shares	242,059	3,759,176	*
Manning & Napier Inc.	117,186	830,849
OM Asset Management PLC	103,800	1,443,858
Piper Jaffray Cos.	31,223	1,508,071	*

Total Capital Markets		19,402,331

Consumer Finance - 0.1%
Consumer Portfolio Services Inc.	84,916	389,764	*
Nelnet Inc., Class A Shares	14,321	578,139

Total Consumer Finance		967,903

Insurance - 2.5%
American Equity Investment Life Holding Co.	144,514	2,562,233
CNO Financial Group Inc.	169,010	2,580,783
Employers Holdings Inc.	83,475	2,490,059
HCI Group Inc.	97,996	2,975,159
Heritage Insurance Holdings Inc.	205,611	2,962,854
Maiden Holdings Ltd.	262,200	3,327,318
National General Holdings Corp.	72,593	1,614,468
Primerica Inc.	18,000	954,540
United Fire Group Inc.	42,358	1,792,591
Universal Insurance Holdings Inc.	176,184	4,439,837

Total Insurance		25,699,842

Mortgage Real Estate Investment (REITs) - 0.2%
Pennymac Mortgage Investment Trust	152,814	2,380,842

Thrifts & Mortgage Finance - 3.0%
BofI Holding Inc.	269,405	6,034,672	*
Essent Group Ltd.	214,249	5,701,166	*
HomeStreet Inc.	40,572	1,016,734	*
LendingTree Inc.	64,002	6,202,434	*
MGIC Investment Corp.	762,998	6,103,984	*
Radian Group Inc.	150,153	2,034,573
Walker & Dunlop Inc.	78,630	1,986,194	*
WSFS Financial Corp.	59,136	2,157,873

Total Thrifts & Mortgage Finance		31,237,630

TOTAL FINANCIALS		166,601,732

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 13.7%
Biotechnology - 5.1%
Achillion Pharmaceuticals Inc.	231,423	$1,874,526	*
Acorda Therapeutics Inc.	93,516	1,952,614	*
AMAG Pharmaceuticals Inc.	116,351	2,851,763	*
Amicus Therapeutics Inc.	145,288	1,075,131	*
Aptevo Therapeutics Inc.	57,982	148,434	*
Arena Pharmaceuticals Inc.	241,900	423,325	*
Cepheid Inc.	38,064	2,005,592	*
Chimerix Inc.	221,053	1,224,634	*
Eagle Pharmaceuticals Inc.	47,453	3,321,710	*
Emergent BioSolutions Inc.	115,964	3,656,345	*
Enanta Pharmaceuticals Inc.	74,058	1,970,683	*
Epizyme Inc.	71,196	700,569	*
Geron Corp.	995,291	2,249,358	*
Halozyme Therapeutics Inc.	73,989	893,787	*
Infinity Pharmaceuticals Inc.	135,100	210,756	*
Insmed Inc.	71,707	1,041,186	*
Insys Therapeutics Inc.	140,736	1,659,278	*
Merrimack Pharmaceuticals Inc.	226,776	1,440,028	*
MiMedx Group Inc.	365,509	3,136,067	*
Momenta Pharmaceuticals Inc.	230,896	2,699,174	*
NewLink Genetics Corp.	148,806	2,235,066	*
OncoMed Pharmaceuticals Inc.	49,793	569,134	*
Osiris Therapeutics Inc.	105,040	520,998
Peregrine Pharmaceuticals Inc.	391,300	168,259	*
PTC Therapeutics Inc.	192,104	2,691,377	*
Repligen Corp.	126,739	3,826,250	*
Sangamo BioSciences Inc.	113,239	524,297	*
Trevena Inc.	137,704	929,502	*
Vanda Pharmaceuticals Inc.	385,660	6,417,382	*

Total Biotechnology		52,417,225

Health Care Equipment & Supplies - 3.0%
Analogic Corp.	23,084	2,045,242
Cardiovascular Systems Inc.	57,502	1,365,097	*
ICU Medical Inc.	47,515	6,004,946	*
Invacare Corp.	148,776	1,661,828
Merit Medical Systems Inc.	177,878	4,320,657	*
Natus Medical Inc.	90,437	3,553,270	*
NuVasive Inc.	85,053	5,669,633	*
NxStage Medical Inc.	116,800	2,918,832	*
OraSure Technologies Inc.	462,937	3,689,608	*

Total Health Care Equipment & Supplies		31,229,113

Health Care Providers & Services - 2.8%
Amsurg Corp.	56,450	3,784,973	*
Ensign Group Inc.	79,438	1,599,087
Kindred Healthcare Inc.	273,434	2,794,495
Magellan Health Inc.	110,211	5,921,637	*
Molina Healthcare Inc.	100,844	5,881,222	*
Team Health Holdings Inc.	93,349	3,039,443	*
WellCare Health Plans Inc.	45,340	5,308,861	*

Total Health Care Providers & Services		28,329,718

Life Sciences Tools & Services - 1.1%
Cambrex Corp.	65,102	2,894,435	*
INC Research Holdings Inc., Class A Shares	77,355	3,448,486	*
Luminex Corp.	41,076	933,247	*
PAREXEL International Corp.	23,877	1,658,257	*
PRA Health Sciences Inc.	50,600	2,859,406	*

Total Life Sciences Tools & Services		11,793,831

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.7%
Amphastar Pharmaceuticals Inc.	58,980	$1,118,850	*
DepoMed Inc.	112,831	2,819,647	*
Dyax Corp., Contingent Value Rights	233,901	0	(a)(b)(c)
Horizon Pharma PLC	160,674	2,913,019	*
Impax Laboratories Inc.	142,900	3,386,730	*
Intersect ENT Inc.	54,400	861,696	*
SciClone Pharmaceuticals Inc.	495,887	5,082,842	*
Sucampo Pharmaceuticals Inc., Class A Shares	112,564	1,385,663	*

Total Pharmaceuticals		17,568,447

TOTAL HEALTH CARE		141,338,334

INDUSTRIALS - 13.0%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	35,523	3,236,501
Moog Inc., Class A Shares	16,147	961,392	*

Total Aerospace & Defense		4,197,893

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings Inc.	56,646	2,425,582	*
Hub Group Inc., Class A Shares	51,092	2,082,510	*

Total Air Freight & Logistics		4,508,092

Airlines - 1.0%
Hawaiian Holdings Inc.	151,140	7,345,404	*
SkyWest Inc.	106,900	2,823,229

Total Airlines		10,168,633

Building Products - 0.8%
Continental Building Products Inc.	71,781	1,506,683	*
Insteel Industries Inc.	38,538	1,396,617
NCI Building Systems Inc.	92,172	1,344,789	*
Patrick Industries Inc.	66,855	4,139,662	*

Total Building Products		8,387,751

Commercial Services & Supplies - 3.7%
ABM Industries Inc.	133,676	5,306,937
ACCO Brands Corp.	213,187	2,055,123	*
Brink’s Co.	59,400	2,202,552
Deluxe Corp.	109,970	7,348,195
Ennis Inc.	81,780	1,377,993
Essendant Inc.	119,194	2,445,861
Herman Miller Inc.	101,060	2,890,316
Interface Inc.	225,812	3,768,802
Knoll Inc.	97,720	2,232,902
Quad Graphics Inc.	124,830	3,335,458
Steelcase Inc., Class A Shares	217,541	3,021,644
Tetra Technology Inc.	65,387	2,319,277

Total Commercial Services & Supplies		38,305,060

Construction & Engineering - 1.3%
Comfort Systems USA Inc.	42,619	1,249,163
EMCOR Group Inc.	100,863	6,013,452
Granite Construction Inc.	69,219	3,442,953
MYR Group Inc.	100,453	3,023,635	*

Total Construction & Engineering		13,729,203

Machinery - 2.6%
Alamo Group Inc.	1,770	116,625
Briggs & Stratton Corp.	80,900	1,508,785
Energy Recovery Inc.	153,611	2,454,704	*
Federal Signal Corp.	252,875	3,353,122

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Machinery - (continued)
Global Brass & Copper Holdings Inc.	96,004	$2,773,556
Greenbrier Cos. Inc.	68,800	2,428,640
Harsco Corp.	174,746	1,735,228
Hyster-Yale Materials Handling Inc.	24,626	1,480,761
Mueller Water Products Inc., Class A Shares	328,071	4,117,291
Supreme Industries Inc., Class A Shares	44,142	851,941
Wabash National Corp.	379,875	5,409,420	*

Total Machinery		26,230,073

Professional Services - 1.6%
Barrett Business Services Inc.	36,529	1,812,204
Insperity Inc.	84,658	6,149,557
Navigant Consulting Inc.	137,524	2,780,735	*
Resources Connection Inc.	205,320	3,067,481
TrueBlue Inc.	113,106	2,562,982	*

Total Professional Services		16,372,959

Road & Rail - 0.8%
ArcBest Corp.	54,999	1,046,081
Swift Transportation Co.	183,514	3,940,046	*
YRC Worldwide Inc.	228,741	2,818,089	*

Total Road & Rail		7,804,216

Trading Companies & Distributors - 0.4%
Aircastle Ltd.	186,479	3,703,473
CAI International Inc.	97,000	802,190	*

Total Trading Companies & Distributors		4,505,663

TOTAL INDUSTRIALS		134,209,543

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.0%
Black Box Corp.	45,027	625,875
Brocade Communications Systems Inc.	323,900	2,989,597
CalAmp Corp.	15,600	217,620	*
Calix Inc.	224,292	1,648,546	*
InterDigital Inc.	41,997	3,326,162
Ixia	34,805	435,063	*
NETGEAR Inc.	80,505	4,869,748	*
Plantronics Inc.	64,118	3,331,571
Viavi Solutions Inc.	401,101	2,964,136	*

Total Communications Equipment		20,408,318

Electronic Equipment, Instruments & Components - 3.5%
Benchmark Electronics Inc.	253,280	6,319,336	*
ePlus Inc.	5,595	528,224	*
Insight Enterprises Inc.	143,200	4,661,160	*
Methode Electronics Inc.	145,316	5,081,701
Plexus Corp.	100,000	4,678,000	*
Sanmina Corp.	202,845	5,774,997	*
ScanSource Inc.	41,524	1,515,626	*
Tech Data Corp.	86,533	7,330,210	*

Total Electronic Equipment, Instruments & Components		35,889,254

Internet Software & Services - 1.5%
EarthLink Holdings Corp.	534,493	3,313,857
Stamps.com Inc.	46,988	4,440,836	*
Web.com Group Inc.	84,307	1,455,982	*
WebMD Health Corp.	120,589	5,993,273	*

Total Internet Software & Services		15,203,948

IT Services - 2.8%
Acxiom Corp.	19,400	517,010	*
CACI International Inc., Class A Shares	17,931	1,809,238	*
Convergys Corp.	173,260	5,270,569
Datalink Corp.	78,305	830,816	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
IT Services - (continued)
EVERTEC Inc.	82,044	$1,376,698
Hackett Group Inc.	88,577	1,463,292
Luxoft Holding Inc.	49,444	2,613,116	*
ManTech International Corp., Class A Shares	29,431	1,109,254
NeuStar Inc., Class A Shares	149,085	3,964,170	*
Science Applications International Corp.	77,724	5,391,714
Sykes Enterprises Inc.	133,045	3,742,556	*
Travelport Worldwide Ltd.	76,480	1,149,495

Total IT Services		29,237,928

Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology Inc.	466,968	4,538,929	*
Cirrus Logic Inc.	140,671	7,476,664	*
Cohu Inc.	63,808	749,106
Integrated Device Technology Inc.	165,700	3,827,670	*
MaxLinear Inc., Class A Shares	162,952	3,303,037	*
Microsemi Corp.	97,605	4,097,458	*
NeoPhotonics Corp.	266,693	4,357,763	*
Photronics Inc.	142,086	1,464,907	*
Semtech Corp.	87,774	2,433,973	*
Silicon Laboratories, Inc.	60,700	3,569,160	*
Xcerra Corp.	112,338	680,768	*

Total Semiconductors & Semiconductor Equipment		36,499,435

Software - 5.0%
A10 Networks Inc.	114,110	1,219,836	*
Aspen Technology Inc.	79,251	3,708,154	*
Fair Isaac Corp.	41,502	5,170,734
Gigamon Inc.	151,671	8,311,571	*
Manhattan Associates Inc.	131,698	7,588,439	*
Mentor Graphics Corp.	285,021	7,535,955
MicroStrategy Inc., Class A Shares	30,734	5,146,101	*
Pegasystems Inc.	81,359	2,399,277
Progress Software Corp.	156,573	4,258,786	*
Silver Spring Networks Inc.	31,000	439,580	*
TiVo Corp.	165,682	3,227,485	*
VASCO Data Security International Inc.	146,725	2,583,827	*

Total Software		51,589,745

Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer Inc.	137,311	3,208,958	*

TOTAL INFORMATION TECHNOLOGY		192,037,586

MATERIALS - 3.9%
Chemicals - 1.4%
Chemtura Corp.	136,595	4,481,682	*
Innophos Holdings Inc.	21,924	855,694
Koppers Holdings Inc.	63,900	2,056,302	*
Rayonier Advanced Materials Inc.	149,483	1,998,587
Trinseo SA	89,998	5,090,287

Total Chemicals		14,482,552

Metals & Mining - 1.4%
Coeur Mining Inc.	327,599	3,875,496	*
Commercial Metals Co.	145,452	2,354,868
Hecla Mining Co.	380,348	2,167,984
Olympic Steel Inc.	18,261	403,568
Stillwater Mining Co.	179,100	2,392,776	*
Worthington Industries Inc.	63,473	3,048,608

Total Metals & Mining		14,243,300

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	SHARES	VALUE
Paper & Forest Products - 1.1%
Clearwater Paper Corp.	60,800	$3,931,936	*
KapStone Paper and Packaging Corp.	340,500	6,442,260
Resolute Forest Products Inc.	160,100	757,273	*

Total Paper & Forest Products		11,131,469

TOTAL MATERIALS		39,857,321

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Ashford Hospitality Prime Inc.	81,131	1,143,947
Ashford Hospitality Trust Inc.	521,594	3,072,189
CBL & Associates Properties Inc.	209,366	2,541,703
Chatham Lodging Trust	50,652	975,051
Coresite Realty Corp.	53,029	3,926,267
Cousins Properties Inc.	571,302	5,964,393
DiamondRock Hospitality Co.	542,264	4,934,602
FelCor Lodging Trust Inc.	716,321	4,605,944
First Industrial Realty Trust Inc.	160,336	4,524,682
Hersha Hospitality Trust	215,084	3,875,814
LaSalle Hotel Properties	141,400	3,375,218
Lexington Realty Trust	394,718	4,065,595
Mack-Cali Realty Corp.	191,884	5,223,083
Potlatch Corp.	112,800	4,386,792
RLJ Lodging Trust	283,100	5,953,593
Ryman Hospitality Properties Inc.	103,900	5,003,824
Sabra Health Care REIT Inc.	75,956	1,912,572
Silver Bay Realty Trust Corp.	102,247	1,792,390
Summit Hotel Properties Inc.	203,592	2,679,271
Sunstone Hotel Investors Inc.	461,473	5,902,240
Washington Prime Group Inc.	396,096	4,903,668
Xenia Hotels & Resorts Inc.	273,138	4,146,235

Total Equity Real Estate Investment Trusts (REITs)		84,909,073

Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA	85,308	2,763,979	*
HFF Inc., Class A Shares	122,387	3,388,896
Marcus & Millichap Inc.	79,785	2,086,378	*

Total Real Estate Management & Development		8,239,253

TOTAL REAL ESTATE		93,148,326

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings Inc.	60,322	2,220,453
IDT Corp., Class B Shares	25,738	443,723
Inteliquent Inc.	120,232	1,940,545

Total Diversified Telecommunication Services		4,604,721

Wireless Telecommunication Services - 0.1%
Spok Holdings Inc.	84,338	1,502,903

TOTAL TELECOMMUNICATION SERVICES		6,107,624

UTILITIES - 4.4%
Electric Utilities - 1.4%
ALLETE Inc.	80,141	4,778,006
IDACORP Inc.	33,058	2,587,780
PNM Resources Inc.	224,455	7,344,168

Total Electric Utilities		14,709,954

Gas Utilities - 1.8%
Chesapeake Utilities Corp.	23,345	1,425,446
New Jersey Resources Corp.	54,800	1,800,728
Northwest Natural Gas Co.	36,076	2,168,528
ONE Gas Inc.	71,303	4,409,378
Southwest Gas Corp.	79,621	5,562,323
WGL Holdings Inc.	40,600	2,545,620

Total Gas Utilities		17,912,023

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.6%
Dynegy Inc.		279,605	$3,464,306	*
NRG Yield Inc., Class C Shares		35,300	598,688
Talen Energy Corp.		179,544	2,486,684	*

Total Independent Power and Renewable Electricity Producers			6,549,678

Multi-Utilities - 0.4%
Black Hills Corp.		53,738	3,289,841
Unitil Corp.		13,453	525,474

Total Multi-Utilities			3,815,315

Water Utilities - 0.2%
American States Water Co.		47,109	1,886,715

TOTAL UTILITIES			44,873,685

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $932,747,974)			1,019,787,670

	RATE
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $27,738,031)	0.400%	27,738,031	27,738,031

TOTAL INVESTMENTS - 101.6% (Cost - $960,486,005#)			1,047,525,701
Liabilities in Excess of Other Assets - (1.6)%			(16,775,141)

TOTAL NET ASSETS - 100.0%			$1,030,750,560

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (formerly QS Batterymarch U.S. Small Capitalization Equity Fund ) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$141,338,334	—	$0	*	$141,338,334
Other Common Stocks	878,449,336	—	—		878,449,336

Total Long-Term Investments	$1,019,787,670	—	$0	*	$1,019,787,670

Short-Term Investments†	$27,738,031	—	—		$27,738,031

Total Investments	$1,047,525,701	—	$0	*	$1,047,525,701

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$177,807,058
Gross unrealized depreciation	(90,767,362)

Net unrealized appreciation	$87,039,696

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016